Average Annual Total Returns - Class P3 Shares - Voya US High Dividend Low Volatilty Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell 1000® Value Index, 1 Yr		Russell 1000® Value Index, 5 Yrs	Russell 1000® Value Index, 10 Yrs	Russell 1000® Value Index, Since Inception		Russell 1000® Value Index 1 Yr		Russell 1000® Value Index 5 Yrs	Russell 1000® Value Index 10 Yrs	Russell 1000® Value Index Since Inception
Total	3.43%			6.51%	Sep. 28, 2018	2.78%			4.72%	2.36%			4.29%	2.80%	[1],[2]	[1],[2]	[1],[2]	6.34%	[1],[2]	20.96%	[1],[2]	[1],[2]	[1],[2]	16.54%	[1],[2]

[1]	Effective December 31, 2020 the Fund changed its benchmark from the Russell 1000®Index to the Russell 1000® Value Index because the Russell 1000® Value Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.